Acquisitions - Fair Value at the date of acquisition (Details) - EUR (€) € in Thousands			12 Months Ended
	Nov. 01, 2022	Jul. 01, 2022	Dec. 31, 2022	Dec. 31, 2020	[1]
Fair values at date of acquisition
Bargain Purchase			€ (4,908)
Cash outflow on acquisition			€ 20,859	€ 10,929
Evotec (Modena) Srl., Medolla, Italy
Fair values at date of acquisition
Cash and cash equivalents		€ 263
Trade accounts receivables		244
Inventories		29
Property, plant and equipment		3,809
Intangible assets		727
Deferred tax asset		344
Other assets		374
Trade accounts payable		(382)
Current liabilities		(564)
Non-current liabilities		(1,009)
Other liabilities		(370)
Other accrued liabilities		(73)
Net assets acquired		3,392
Goodwill		19,622
Cost of acquisition / Consideration transferred		23,014
Contingent consideration		(14)
Cash and cash equivalents acquired		(263)
Cash outflow on acquisition		€ 22,737
Evotec Drug Substance (Germany), Halle, Germany
Fair values at date of acquisition
Cash and cash equivalents	€ 16,099
Trade accounts receivables	1,210
Inventories	2,903
Prepaid expenses	77
Property, plant and equipment	6,213
Intangible assets	23
Deferred tax asset	725
Trade accounts payable	(43)
Current provisions	(609)
Contract liabilities	(705)
Current tax payables	(76)
Other payables	(7)
Non-current provisions	(553)
Non-current lease liabilities	(3,940)
Order intake	(2,200)
Net assets acquired	19,117
Bargain Purchase	(4,909)
Cost of acquisition / Consideration transferred	14,208
Cash and cash equivalents acquired	(16,099)
Purchase price for shareholder loan	(14,208)
Cash outflow on acquisition	€ (1,891)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”